RELATED PARTIES - Additional information of related parties (Details) - RUB (₽) ₽ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
RELATED PARTIES
Right-of-use assets			₽ 130,503	₽ 138,817
Key management remuneration			1,309	1,574	₽ 816
Key management remuneration, social contributions			214	219	75
Key management remuneration as base salaries			690	917	504
Key management remuneration as bonus			619	657	312
Cash-settled and equity-settled share-based payments			694	798	554
Key management remuneration, social contributions included in share-based payments			79	53	72
Buildings
RELATED PARTIES
Carrying value of buildings sold		₽ 1,479
Installment of consideration payable period		10 years
Installment of sale consideration, interest rate (as a percent)		9.00%
Right-of-use assets				3,123
Lease obligation				5,197
Recognized gain				1,745
Maximum | Buildings
RELATED PARTIES
Lease term		15 years
East-West United Bank
RELATED PARTIES
Cash position with related parties			321	282
Sistema
RELATED PARTIES
Ownership interest sold (as a percent)	100.00%	18.69%
Proceeds from sale of ownership interest		₽ 7,902
Amount receivable			2,829	5,267
Business Nedvizhimost
RELATED PARTIES
Amount receivable			₽ 3,070	₽ 2,916
Interest rate			1.50%
Business Nedvizhimost | Buildings
RELATED PARTIES
Consideration (including VAT)		₽ 7,247
Rent-Nedvizhimost | Business Nedvizhimost
RELATED PARTIES
Ownership interest sold (as a percent)						100.00%
Proceeds from sale of ownership interest						₽ 8,500
Mutual investment fund - Sistema-Rentnaya Nedvizhimost | Business Nedvizhimost
RELATED PARTIES
Ownership interest sold (as a percent)				40.26%
Proceeds from sale of ownership interest				₽ 450
Share in joint venture				636
Yahont
RELATED PARTIES
Purchase of telecommunication equipment, software and billing systems			₽ 6,266	340
MTS
RELATED PARTIES
Lease payments in favour of related parties			₽ 1,530	₽ 1,240	₽ 499